Other Operating Expenses (Income) - Summary of Other Operating Expenses (Income) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Disclosure of Other Operating Expense [abstract]
Foreign exchange (gain) loss on working capital elements	$ 9.4	$ (28.6)
Loss on forward exchange contracts	11.7	22.7
Other	(5.2)	(4.4)
Total	$ 26.3	$ (10.3)